SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Basis of Presentation
(a)	Basis of Presentation

The accompanying consolidated and combined financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated and combined financial statements are presented in United States dollar (“US$”), rounded to the nearest thousand.

These consolidated and combined financial statements have been prepared in accordance with U.S. GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.

The Group has incurred losses since its inception. As of December 31, 2023, the Group had an accumulated deficit of US$1,588,773 and net current liabilities of US$873,569. In addition, the Group recorded net cash used in operating activities in the amount of US$386,932 for the year ended December 31, 2023.

Historically, the Group had relied principally on proceeds from the issuance of redeemable convertible preferred shares, exchangeable notes, convertible notes and related party borrowings to finance its operations and business expansion. The Company will require additional liquidity to continue its operations over the next 12 months.

The Group is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, obtaining additional loans from banks or related parties and renewal of existing loans when they are due, equity financing, entering into other financing arrangements, and restructuring of operations to grow revenues and decrease expenses. However, given the impact of the uncertainty of global economic and global financial markets, the Group may be unable to access further debt or equity financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

Use of Estimates
(c)	Use of Estimates

The preparation of the consolidated and combined financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated and combined financial statements and accompanying notes. Significant items subject to estimates and assumptions include, but not limited to, standalone selling price of each distinct performance obligation in revenue recognition, lower of cost and net realizable value of inventories, the provision of credit losses of financial assets, useful lives and recoverability of property, equipment and software, recoverability of intangible assets with indefinite useful lives, valuation allowance of deferred tax assets, determination of incremental borrowing rates for leases, estimated product warranties reserve, and fair value determination of i) exchangeable notes; ii) convertible notes; iii) mandatorily redeemable noncontrolling interest; iv) put option liabilities; and v) share-based compensation arrangements. Actual results could differ from those estimates, and as such, differences may be material to the consolidated and combined financial statements.

Cash and Cash Equivalents
(e)	Cash

Cash consists of cash on hand and cash at bank. The Group does not have any cash equivalents as of December 31, 2023 and 2022.

Cash on hand and cash at bank deposited in financial institutions at various locations are as follows:

	As of December 31,
	2023	2022
	US$	US$
Cash balances include deposits in:
Financial institutions in the mainland of the PRC
− Denominated in Chinese Renminbi (“RMB”)	381,890	547,301
− Denominated in United States Dollars (“US$”)	7,232	165,068
− Denominated in Great Britain Pound (“GBP”)	127	2,984
− Denominated in Euro Dollar (“EUR”)	361	347
Total cash balances held at the PRC financial institutions	389,610	715,700
Financial institutions in United Kingdom (“UK”)
− Denominated in GBP	11,871	5,778
− Denominated in USD	794	—
− Denominated in EUR	4,969	—
− Denominated in RMB	161	—
Total cash balances held at UK financial institutions	17,795	5,778
Financial institutions in Netherlands
− Denominated in GBP	11	18
− Denominated in EUR	5,035	8,899
− Denominated in other currencies	58	—
Total cash balances held at Netherlands financial institutions	5,104	8,917
Financial institutions in Germany
− Denominated in EUR	2,149	5,347
Total cash balances held at German financial institutions	2,149	5,347
Total cash balances held at financial institutions in other jurisdictions	4,283	862
Total cash balances held at financial institutions	418,941	736,604
Cash on hand	—	1
Total cash balances	418,941	736,605

Income Taxes
(cc)	Income Taxes

The Group accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Tax. Current income taxes are provided on the basis of income before income taxes for financial reporting purposes and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated and combined statements of comprehensive loss in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carry forward periods, the Group’s experience with operating loss and tax credit carry forwards, if any, not expiring.

The Group applies a “more-likely-than-not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated and combined financial statements if the tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated and combined financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in income tax expenses.

Net Income (Loss) Per Share
(ff)	Loss per Share

Basic loss per ordinary share is computed by dividing net loss attributable to the Company’s ordinary shareholders, taking into consideration the accretions to redemption value of redeemable convertible preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. The Company’s redeemable convertible preferred shares are participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. These participating securities are not included in the computation of basic loss per ordinary share in periods when the Company reports net loss, because these participating security holders have no obligation to share in the losses of the Company.

Diluted loss per share is calculated by dividing net loss attributable to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents include the ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method), and the conversion of redeemable convertible preferred shares, mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted loss per share if the impact is anti-dilutive.

Recent Accounting Pronouncements
(ii)	Recent Accounting Pronouncements

In June 2016, the FASB amended ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 was further amended in November 2019 by ASU 2019-09, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). As a result, ASC 326, Financial Instruments — Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Group is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group adopted ASU 2016-13 on January 1, 2023. The adoption did not have a material impact on the Group’s consolidated and combined financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contracts Assets and Contract Liabilities from Contracts with Customers, which requires companies to apply Accounting Standard Codification (“ASC”) 606 to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination on the acquisition date. This new guidance creates an exception to the general recognition and measurement principle noted in ASC 805, Business Combinations, which requires the acquirer in a business combination to recognize and measure the assets acquired at fair value at the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022 and interim periods, for all public business entities. For all other entities, it is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early application permitted. As the Group is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group will adopt ASU 2021-08 for the fiscal year ending December 31, 2024. The Group is currently evaluating the impact of adopting this standard on its consolidated and combined financial statements.

In March 2023, the FASB issued ASU No. 2023-01, Leases (Topic 842), which requires a lessee in a common control lease arrangement to amortize leasehold improvements that it owns over the improvements’ useful lives to the common control group, regardless of the lease term, if the lessee continues to control the use of the underlying asset through a lease. This ASU is effective for the Group for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated and combined financial statements.

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, amending existing income tax disclosure guidance, primarily requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. The ASU is effective for annual reporting periods beginning after December 15, 2025, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Group is currently evaluating the impact of adopting this standard on its consolidated and combined financial statements.

CIK 0001841024 L Catterton Asia Acquisition Corp
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

The Company had marketable securities held in trust account totaling $234,734,447 and $290,664,460 at December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, substantially all of the assets held in the Trust Account were held in money market funds which invest U.S. Treasury securities. The Company’s portfolio of marketable securities held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, investments in money market funds that invest in U.S. government securities, cash, or a combination thereof. Gains and losses resulting from the change in fair value of these securities is included in gain on investment held in Trust Account. The estimated fair values of the marketable securities held in the Trust Account are determined using available market information.

Warrant Liabilities

Warrant Liabilities

The Company evaluated the Public Warrants and Private Placement Warrants (collectively, “Warrants”, which are discussed in Note 2, Note 4, Note 5, Note 7 and Note 8) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are recorded as derivative liabilities on the Balance Sheets and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the Statements of Operations in the period of change.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary share (including ordinary share that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified in temporary equity. At all other times, ordinary share is classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2023 and 2022, the 21,783,622 and 28,650,874, respectively, Class A Ordinary Shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary share to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary share are affected by charges against additional paid in capital and accumulated deficit.

As of December 31, 2023 and 2022, the ordinary shares reflected on the balance sheet are reconciled in the following table:

Class A ordinary shares subject to possible redemption, as of December 31, 2021	$286,531,700
Plus:
Remeasurement of carrying value to redemption value	4,132,759
Class A ordinary shares subject to possible redemption, as of December 31, 2022	$290,664,459
Less:
Redemptions	(70,200,754)
Plus:
Remeasurement of carrying value to redemption value	14,270,741
Class A ordinary shares subject to possible redemption, as of December 31, 2023	$234,734,446

Income Taxes

Income Taxes

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2023 and 2022, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net Income (Loss) Per Share

Net Income Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. The Company has two classes of shares, Class A Ordinary Shares and Class B Ordinary Shares. Earnings and losses are shared pro rata between the two classes of shares. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase 15,037,074 ordinary shares in the calculation of diluted income per share, since the exercise of the warrants is contingent upon the occurrence of future events. As a result, diluted net income per ordinary share is the same as basic net income per ordinary share for the period presented.

The Company’s statement of operations applies the two-class method in calculating net income per share. Basic and diluted net income per ordinary share for Class A ordinary shares and Class B ordinary shares is calculated by dividing net income attributable to the Company by the weighted average number of shares of Class A ordinary share and Class B ordinary share outstanding, allocated proportionally to each class of ordinary share.

Reconciliation of Net Income (Loss) per Common Share

Reconciliation of Net Income per Common Share

The Company’s net income is adjusted for the portion of net income that is allocable to each class of ordinary shares. The allocable net income is calculated by multiplying net income by the ratio of weighted average number of shares outstanding attributable to Class A and Class B ordinary shares to the total weighted average number of shares outstanding for the period. Accordingly, basic and diluted income per ordinary share is calculated as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Class A Common Stock
Net income allocable to Class A common stock	$192,915	$8,671,767
Basic and diluted weighted average shares outstanding	23,063,000	28,650,874
Basic and diluted net income per share	$0.01	$0.30
Class B Common Stock
Net income allocable to Class B common stock	$59,914	$2,167,941
Weighted average shares outstanding, basic and diluted	7,162,718	7,162,718
Basic and diluted net income per common share	$0.01	$0.30

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016 - 13 - Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016 - 13”). This update requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Since June 2016, the FASB issued clarifying updates to the new standard including changing the effective date for smaller reporting companies. The guidance is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2016 - 13 on January 1, 2023. The adoption of ASU 2016 - 13 did not have an impact on its financial statements.

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023 - 09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023 - 09 is effective for fiscal years beginning after December 15, 2025. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023 - 09 will have a material impact on its consolidated financial statements and disclosures.

The Company’s management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.